SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               AMENDMENT NO. 1 TO
                                   FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-06113


                            Cornercap Group of Funds
               (Exact name of registrant as specified in charter)

                           The Peachtree, Suite 1700,
                           1355 Peachtree Street NE,
                             Atlanta, Georgia 30309
              (Address of principal executive offices) (Zip code)

                                Thomas E. Quinn,
                                 The Peachtree,
                                  Suite 1700,
                           1355 Peachtree Street NE,
                             Atlanta, Georgia 30309
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end:      3-31

Date of Reporting period: June 30, 2003 - June 30, 2004


Item 1. Proxy Voting Record
CORNERCAP SMALL-CAP VALUE FUND (CSCVX)


10/13/2003
STANDEX INTERNATIONAL CORP
Annual Meeting to be held on 10/28/2003 for holders as of 09/08/2003
CUSIP 854231107
DIRECTORS:
C. KEVIN LANDRY, H.N. MULLER, III, PHD, EDWARD J. TRAINOR
You Voted: To withhold authority for the following individual nominees.
C. KEVIN LANDRY
PROPOSALS:
02. TO APPROVE THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS. You Voted: Against This Proposal.


10/14/2003
REGIS CORP/MN
Annual Meeting to be held on 10/30/2003 for holders as of 09/19/2003 CUSIP 758932107
DIRECTORS:
ROLF F. BJELLAND, PAUL D. FINKELSTEIN, THOMAS L. GREGORY, VAN ZANDT HAWN, SUSAN HOYT, DAVID B. KUNIN, MYRON KUNIN
You Voted: For all nominees.



11/3/2003

DONALDSON CO INC
Annual Meeting to be held on 11/21/2003 for holders as of 09/26/2003
CUSIP 257651109
DIRECTORS:
JACK W. EUGSTER, JOHN F. GRUNDHOFER, PAUL D. MILLER, WILLIAM G. VAN DYKE
You Voted: For all nominees.
PROPOSALS:
02. RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS. You Voted: For This Proposal.
03. AMEND CERTIFICATE OF INCORPORATION TO INCREASE AUTHORIZED SHARES OF COMMON STOCK FROM 80,000,000 TO 120,000,000.
You Voted: For This Proposal.

11/24/2003
SALTON, INC
Annual Meeting: 12/09/2003 for holders as of 10/27/2003
CUSIP: 795757103
DIRECTORS:
You Voted: Withhold LEONHARD DREIMANN
For FRANK DEVINE
For STEVEN OYER
Proposal(s):
02. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT ACCOUNTANTS
You Voted: For This Proposal.
03. IN THEIR DISCRETION, ON ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING
You Voted: Against This Proposal.


12/24/2003
MOOG
MOOG INC. Annual Meeting 01/14/2004 for holders as of 12/08/2003
CUSIP: 615394202
DIRECTORS:
You Voted: For all nominees.
For ROBERT R. BANTA
Proposal(s):
01. AMENDMENT TO CERTIFICATE OF INCORPORATION.
You Voted: For This Proposal.
03. RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR THE YEAR 2004. You Voted: For This Proposal.


1/2/2004
CENTEX CONSTRUCTION PRODUCTS
Special Meeting Date: 01/08/2004 for holders as of 11/28/2003
CUSIP: 15231R109
Proposal(s):
01. APPROVAL OF RECLASSIFICATION PROPOSAL
You Voted: For This Proposal.
02. APPROVAL OF STAGGERED BOARD PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: Against This Proposal.
03. APPROVAL OF WRITTEN CONSENT PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: Against This Proposal.
04. APPROVAL OF SPECIAL MEETING PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: Against This Proposal.
05. APPROVAL OF SUPERMAJORITY VOTING PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: Against This Proposal.
06. APPROVAL OF AUTHORIZED CAPITAL INCREASE PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: Against This Proposal.
07. APPROVAL OF NAME CHANGE PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: For This Proposal.
08. APPROVAL OF STOCKHOLDERS' RIGHTS PLAN PROPOSAL (THIS PROPOSAL IS CONDITIONED ON THE APPROVAL OF PROPOSAL 1)
You Voted: Against This Proposal.
09. APPROVAL OF INCENTIVE PLAN PROPOSAL
You Voted: For This Proposal.

1/9/2004
WASHINGTON FEDERAL

Annual Meeting Date: 01/21/2004 for holders as of 11/28/2003
CUSIP: 938824109
DIRECTORS:
You Voted:
For THOMAS F. KENNEY*
Withhold DEREK L. CHINN**
Withhold W. ALDEN HARRIS**
For GUY C. PINKERTON
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF WASHINGTON FEDERAL FOR FISCAL YEAR 2004.
You Voted: For This Proposal.


1/30/2004
BEAZER HOMES
Annual Meeting Date: 02/10/2004 for holders as of 12/12/2003
CUSIP: 07556Q105
DIRECTORS:
You Voted: For all nominees.
For LAURENT ALPERT
For KATIE J. BAYNE
For BRIAN C. BEAZER
For IAN J. MCCARTHY
For MAUREEN E. O'CONNELL
For LARRY T. SOLARI
For STEPHEN P. ZELNAK, JR.Proposal(s):
02. PROPOSAL TO AMEND THE AMENDED AND RESTATED 1999 STOCK INCENTIVE PLAN. You Voted: Against This Proposal.

2/3/2004

ARVINMERITOR
Annual Meeting Date: 02/18/2004 for holders as of 12/12/2003
CUSIP: 043353101
DIRECTORS:
You Voted: For all nominees.
For RHONDA L. BROOKS
For WILLIAM R. NEWLIN
For TERRENCE E. O'ROURKE
For LARRY D. YOST
For RICHARD W. HANSELMAN
Proposal(s):
02. THE SELECTION OF AUDITORS
You Voted: For This Proposal.
03. APPROVAL OF THE 2004 DIRECTORS STOCK PLAN
You Voted: Against This Proposal.


2/13/2004
HEADWATERS INC.
Annual Meeting Date: 03/12/2004 for holders as of 01/21/2004
CUSIP: 42210P102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For R. SAM CHRISTENSEN
For WILLIAM S. DICKINSON
For MALYN K. MALQUIST
Proposal(s):
02. RATIFY THE SELECTION BY THE BOARD OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF HEADWATERS FOR FISCAL 2004
You Voted: For This Proposal.
03. APPROVE AMENDMENT NO. 1 TO THE 2003 STOCK INCENTIVE PLAN
You Voted: For This Proposal.


2/23/2004
CABOT CORPORATION
Annual Meeting Date: 03/11/2004 for holders as of 01/12/2004
CUSIP: 127055101
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For KENNETT F. BURNES
For JOHN S. CLARKESON
For RODERICK C.G. MACLEOD
For RONALDO H. SCHMITZ

3/3/2004
ABM INDUSTRIES
Annual Meeting Date: 03/09/2004 for holders as of 01/23/2004
CUSIP: 000957100
Meeting Materials 10K REPORT PROXY STATEMENT
DIRECTOR(S):
Directors recommend a vote FOR election of the following nominee(s):
LUKE S. HELMS ; HENRY L. KOTKINS, JR.; WILLIAM W. STEELE
For all nominees Withhold all nominees
For all EXCEPT those selected below:
LUKE S. HELMS
HENRY L. KOTKINS, JR.
WILLIAM W. STEELE
Proposal(s):
02. APPROVAL OF THE 2004 EMPLOYEE STOCK PURCHASE PLAN, AUTHORIZING THE ISSUANCE OF 2,000,000 SHARES You Voted: For This Proposal.


3/9/2004
TOLL BROTHERS
Annual Meeting Date: 03/18/2004 for holders as of 01/23/2004
CUSIP: 889478103
DIRECTORS:
You Voted: For all nominees.
For ZVI BARZILAY
For EDWARD G. BOEHNE
For RICHARD J. BRAEMER
For CARL B. MARBACH
Proposal(s):
02. THE APPROVAL OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR THE 2004 FISCAL YEAR.
You Voted: For This Proposal.


3/10/2004
COOPER COMPANIES
Annual Meeting Date: 03/23/2004 for holders as of 02/03/2004
CUSIP: 216648402
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For A. THOMAS BENDER
For MICHAEL H. KALKSTEIN
For MOSES MARX
For DONALD PRESS
For STEVEN ROSENBERG
For ALLAN E RUBENSTEIN M.D.
For ROBERT S. WEISS
For STANLEY ZINBERG, M.D.
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS OF THE COOPER COMPANIES, INC. FOR THE FISCAL YEAR ENDING OCTOBER 31, 2004.
You Voted: For This Proposal.
03. THE AMENDMENT OF THE COMPANY'S AMENDED AND RESTATED 2001 LONG TERM INCENTIVE PLAN.
You Voted: For This Proposal.

3/16/2004
OWENS & MINOR
Annual Meeting Date: 04/29/2004 for holders as of 03/03/2004
CUSIP: 690732102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For A. MARSHALL ACUFF, JR.
For HENRY A. BERLING
For JAMES B. FARINHOLT, JR.
For ANNE MARIE WHITTEMORE
Proposal(s):
02. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS. You Voted: For This Proposal.


3/25/2004
CURTISS WRIGHT CORPORATION
Annual Meeting Date: 04/23/2004 for holders as of 03/03/2004
CUSIP: 231561101
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For S.M. FULLER
Proposal(s):
3. PROPOSAL TO APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE CORPORATION. You Voted: For This Proposal.

3/29/2004
CLARK INC
Annual Meeting Date: 04/27/2004 for holders as of 03/01/2004
CUSIP: 181457102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For TOM WAMBERG
For RANDY POHLMAN
Proposal(s):
02. RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS OUR INDEPENDENT PUBLIC ACCOUNTANTS OF CLARK'S FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2004.
You Voted: For This Proposal


3/29/2004
GENCORP
Annual Meeting Date: 03/31/2004 for holders as of 02/02/2004
CUSIP: 368682100
DIRECTORS:
You Voted:
For J. ROBERT ANDERSON
Withhold TERRY L. HALL
Withhold ROBERT A. WOLFE
Proposal(s):
02. TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.
You Voted: For This Proposal.


4/1/2004
WEBSTER FINANCIAL
Annual Meeting Date: 04/22/2004 for holders as of 02/27/2004
CUSIP: 947890109
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For JOEL S. BECKER
For WILLIAM T. BROMAGE
For JAMES C. SMITH
Proposal(s):
02. TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS OF THE FIRM OF KPMG LLP AS INDEPENDENT AUDITORS OF WEBSTER FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. You Voted: For This Proposal


4/2/2004
NICOR
Annual Meeting Date: 04/15/2004 for holders as of 02/17/2004
CUSIP: 654086107
DIRECTORS:
You Voted:
For R.M. BEAVERS, JR.
For B.P. BICKNER
Withhold J.H. BIRDSALL, III
For T.A. DONAHOE
For T.L. FISHER
For J.E. JONES
For D.J. KELLER
For W.A. OSBORN
For J. RAU
For J.F. RIORDAN
For R.M. STROBEL
For P.A. WIER
Proposal(s):
02. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS IN 2004.
You Voted: For This Proposal.
03. SHAREHOLDER PROPOSAL CONCERNING THE SHAREHOLDER RIGHTS PLAN.
You Voted: For This Proposal.

4/2/2004
FIRSTMERIT
Annual Meeting Date: 04/21/2004 for holders as of 02/23/2004
CUSIP: 337915102
DIRECTORS:
You Voted: For all nominees.
For JOHN R. COCHRAN
For RICHARD COLELLA
For PHILIP A. LLOYD, II
For ROGER T. READ
For RICHARD N. SEAMAN
Proposal(s):
02. THE AMENDMENT OF THE FIRSTMERIT CORPORATION 2002 STOCK PLAN.
You Voted: For This Proposal.


4/6/2004
AMERICAN AXLE AND MANUFACTURING
Annual Meeting Date: 04/29/2004 for holders as of 03/01/2004
CUSIP: 024061103
DIRECTORS:
You Voted: For all nominees.
For B.G. MATHIS
For THOMAS L. MARTIN
For DR. HENRY T. YANG
Proposal(s):

02. APPROVAL OF AN AMENDMENT TO THE 1999 AMERICAN AXLE & MANUFACTURING HOLDINGS, INC. STOCK INCENTIVE PLAN (1999 PLAN) TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FOR ISSUANCE FROM 8,500,000 TO 13,500,000. You Voted: For This Proposal.
03. RE APPROVAL OF THE PERFORMANCE CRITERIA STATED IN THE 1999 PLAN.
You Voted: For This Proposal.


4/7/2004
HUDSON UNITED BANCORP
Annual Meeting Date: 04/21/2004 for holders as of 03/09/2004
CUSIP: 444165104
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ROBERT J. BURKE
For JOAN DAVID
Proposal(s):
02. AMENDMENT TO THE HUDSON UNITED BANCORP RESTRICTED STOCK PLAN
You Voted: For This Proposal.
03. ADOPTION OF THE SHAREHOLDER PROPOSAL
You Voted: Against This Proposal.

4/8/2004
POLARIS INDUSTRIES INC.
Annual Meeting Date: 04/22/2004 for holders as of 02/23/2004
CUSIP: 731068102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ANDRIS A. BALTINS
For THOMAS C. TILLER
Proposal(s):
02. APPROVAL OF THE POLARIS INDUSTRIES INC. SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN.
You Voted: For This Proposal.
03. APPROVAL OF THE POLARIS INDUSTRIES INC. LONG TERM INCENTIVE PLAN.
You Voted: For This Proposal.
04. APPROVAL OF AMENDMENTS TO THE POLARIS INDUSTRIES INC.1995 STOCK OPTION PLAN. You Voted: For This Proposal.
05. UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS THEREOF.
You Voted: For This Proposal.


4/12/2004
JOHN HARLAND
Annual Meeting Date: 04/22/2004 for holders as of 03/03/2004
CUSIP: 412693103
DIRECTORS:
You Voted: For all nominees.
For JOHN J. MCMAHON, JR.
For LARRY L. PRINCE
For JESSE J. SPIKES


4/12/2004
CRANE
Annual Meeting Date: 04/26/2004 for holders as of 02/27/2004
CUSIP: 224399105
DIRECTORS:
You Voted: For all nominees.
For K.E. DYKSTRA
For R.S. FORTE
For W.E. LIPNER
For J.L.L. TULLIS
Proposal(s):
02. APPROVAL OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR 2004.
You Voted: For This Proposal.
03. APPROVAL OF THE 2004 STOCK INCENTIVE PLAN.
You Voted: For This Proposal.
04. APPROVAL OF THE CORPORATE EVA INCENTIVE COMPENSATION PLAN.
You Voted: For This Proposal.
05. SHAREHOLDER PROPOSAL REGARDING MACBRIDE PRINCIPLES.
You Voted: Against This Proposal.

4/15/2004
3M COMPANY
Annual Meeting Date: 05/11/2004 for holders as of 03/12/2004
CUSIP: 88579Y101
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For EDWARD A. BRENNAN
For MICHAEL L. ESKEW
For W. JAMES MCNERNEY, JR.
For KEVIN W. SHARER
Proposal(s):
02. RATIFICATION OF INDEPENDENT AUDITORS
You Voted: For This Proposal.
03. APPROVAL OF AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED COMMON STOCK
You Voted: For This Proposal.
04. STOCKHOLDER PROPOSAL RELATING TO SEPARATION OF THE ROLES OF CEO AND CHAIRMAN OF THE BOARD
You Voted: Against This Proposal.


4/16/2004
LAFARGE NORTH AMERICA INC.
Annual Meeting Date: 05/04/2004 for holders as of 02/20/2004
CUSIP: 505862102
DIRECTORS:
You Voted:
For MARSHALL A. COHEN
Withhold BERTRAND P. COLLOMB
For PHILIPPE P. DAUMAN
Withhold BERNARD L. KASRIEL
Withhold BRUNO LAFONT
For CLAUDINE B. MALONE
For BLYTHE J. MCGARVIE
For JAMES M. MICALI
For GWYN MORGAN
Withhold ROBERT W. MURDOCH
For BERTIN F. NADEAU
Withhold JOHN D. REDFERN
Withhold PHILIPPE R. ROLLIER
Withhold MICHEL ROSE
Withhold LAWRENCE M. TANENBAUM
For GERALD H. TAYLOR

4/16/2004
APRIA HEALTHCARE GROUP
Annual Meeting Date: 04/21/2004 for holders as of 03/17/2004
CUSIP: 037933108
DIRECTORS:
You Voted: For all nominees.
For VICENTE ANIDO, JR.
For I.T. CORLEY
For DAVID L. GOLDSMITH
For LAWRENCE M. HIGBY
For RICHARD H. KOPPES
For PHILIP R. LOCHNER, JR.
For JERI L. LOSE
For BEVERLY B. THOMAS
For RALPH V. WHITWORTH


4/20/2004
TBC CORP
Annual Meeting Date: 04/28/2004 for holders as of 03/08/2004
CUSIP: 872180104
DIRECTORS:
You Voted: For all nominees.
For MICHAEL E. DUNLAP
For C. A. LEDSINGER, JR.
For WILLIAM J. MCCARTHY
For RAYMOND E. SCHULTZ
Proposal(s):
02. APPROVAL OF THE TBC CORPORATION 2004 INCENTIVE PLAN
You Voted: For This Proposal.
03. IN THEIR DISCRETION, THE ATTORNEYS AND PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.
You Voted: Against This Proposal.


4/20/2004
QUAKER CHEMICAL
Annual Meeting Date: 05/05/2004 for holders as of 03/05/2004
CUSIP: 747316107
DIRECTORS:
You Voted: For all nominees.
For JOSEPH B. ANDERSON, JR.
For PATRICIA C. BARRON
For EDWIN J. DELATTRE
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR 2004.
You Voted: For This Proposal.

4/21/2004
CTS CORPORATION
Annual Meeting Date: 04/28/2004 for holders as of 03/05/2004
CUSIP: 126501105
DIRECTORS:
You Voted:
For W.S. CATLOW
For L.J. CIANCIA
For T.G. CODY
For G.H. FRIELING, JR.
For R.R. HEMMINGHAUS
For M.A. HENNING
Withhold R.A. PROFUSEK
For D.K. SCHWANZ
For P.K. VINCENT
Proposal(s):
02. APPROVAL OF THE CTS CORPORATION 2004 OMNIBUS LONG-TERM INCENTIVE PLAN. You Voted: For This Proposal.


4/22/2004
OAKLEY INC
Annual Meeting Date: 06/04/2004 for holders as of 03/31/2004
CUSIP: 673662102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For JIM JANNARD For LINK NEWCOMB For ABBOTT BROWN For LEE CLOW For TOM DAVIN For IRENE MILLER Proposal(s):

02. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.

4/23/2004
FRANKLIN ELECTRIC
Annual Meeting Date: 05/05/2004 for holders as of 02/27/2004
CUSIP: 353514102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For DONALD J. SCHNEIDER
For R. SCOTT TRUMBULL
Proposal(s):
02. APPROVAL OF AN AMENDMENT TO THE COMPANY'S RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF AUTHORIZED COMMON STOCK.
You Voted: For This Proposal.
03. APPOINTMENT OF INDEPENDENT AUDITORS - PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR 2004.
You Voted: For This Proposal.


4/23/2004
AMN HEALTHCARE SERVICES
Annual Meeting Date: 05/18/2004 for holders as of 03/31/2004
CUSIP: 001744101
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ROBERT B. HAAS
For STEVEN C. FRANCIS
For SUSAN R. NOWAKOWSKI
For WILLIAM F. MILLER III
For ANDREW M. STERN
For DOUGLAS D. WHEAT
For KENNETH F. YONTZ
Proposal(s):
02. APPROVAL OF THE COMPANY'S STOCK OPTION PLAN AS AMENDED AND RESTATED. You Voted: For This Proposal.
03. RATIFICATION OF THE SELECTION OF KPMG, LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.

5/3/2004
MANITOWOC COMPANY
Annual Meeting Date: 05/04/2004 for holders as of 02/25/2004
CUSIP: 563571108
DIRECTORS:
You Voted: For all nominees.
For ROBERT C. STIFT
For VIRGIS W. COLBERT
For KENNETH W. KRUEGER
Proposal(s):
02. THE APPROVAL OF THE PROPOSED 2004 NON-EMPLOYEE DIRECTOR STOCK AND AWARDS
PLAN.
You Voted: For This Proposal.


5/5/2004
ALLETE INC.
Annual Meeting Date: 05/11/2004 for holders as of 03/15/2004
CUSIP: 750236101
DIRECTORS:
You Voted: For all nominees.
For JAMES W. JENNINGS
For ROY J. KASMAR
For HERBERT WENDER
For JAN NICHOLSON
Proposal(s):
02. TO AMEND AND RESTATE RADIAN'S EQUITY COMPENSATION PLAN.
You Voted: For This Proposal.
03. TO ADOPT RADIAN'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.
You Voted: For This Proposal.
04. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS RADIAN'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.

5/5/2004
HAVERTY FURNITURE
Annual Meeting Date: 05/10/2004 for holders as of 03/08/2004
CUSIP: 419596101
DIRECTORS:
You Voted: For all nominees.
For CLARENCE H. RIDLEY*
For JOHN T. GLOVER*
For RAWSON HAVERTY, JR.*
For FRED L. SCHUERMANN*
For BEN M. HAVERTY*
For MYLLE H. MANGUM*
For CLARENCE H. SMITH*
For AL TRUJILLO*
For F.S. MCGAUGHEY, III*
For L. PHILLIP HUMANN**
For TERENCE F. MCGUIRK**
For VICKI R. PALMER
Proposal(s):
03. TO APPROVE THE COMPANY'S 2004 LONG-TERM INCENTIVE PLAN.
You Voted: For This Proposal.


5/7/2004
SUPERIOR INDUSTRIES INC.
Annual Meeting Date: 05/10/2004 for holders as of 03/29/2004
CUSIP: 868168105
DIRECTORS:
You Voted: For all nominees.
For SHELDON I. AUSMAN
For V. BOND EVANS
Proposal(s):
02. REAFFIRMATION OF AN INCENTIVE BONUS PLAN FOR LOUIS L. BORICK.
You Voted: For This Proposal.
03. APPROVAL OF AN INCENTIVE BONUS PLAN FOR STEVEN J. BORICK.
You Voted: For This Proposal.


5/18/2004
REINSURANCE GROUP OF AMERICA
Annual Meeting Date: 05/26/2004 for holders as of 03/26/2004
CUSIP: 759351109
DIRECTORS:
You Voted:
For WILLIAM J. BARTLETT
For ALAN C. HENDERSON
Withhold A. GREIG WOODRING
Proposal(s):
02. APPROVAL OF AN AMENDMENT TO SECTION A OF ARTICLE THREE OF THE SECOND RESTATED ARTICLES OF INCORPORATION.
You Voted: For This Proposal.
03. APPROVAL OF AN AMENDMENT TO DELETE SECTION D FROM ARTICLE THREE OF THE SECOND RESTATED ARTICLES OF
INCORPORATION.
You Voted: For This Proposal.
04. APPROVAL OF AN AMENDMENT TO SECTION A OF ARTICLE SIX OF THE SECOND RESTATED ARTICLES OF INCORPORATION.
You Voted: For This Proposal.
05. APPROVAL OF AMENDMENTS TO SECTION C OF ARTICLE SIX AND SECTION B OF ARTICLE NINE OF THE SECOND RESTATED
ARTICLES OF INCORPORATION.
You Voted: Against This Proposal.
06. APPROVAL OF AN AMENDMENT TO ADD NEW ARTICLE THIRTEEN TO THE SECOND RESTATED ARTICLES OF INCORPORATION.
You Voted: For This Proposal.
07. AUTHORIZATION TO SELL CERTAIN TYPES OF SECURITIES FROM TIME TO TIME TO METLIFE, INC. OR AFFILIATES OF METLIFE, INC.
You Voted: Against This Proposal.
08. APPROVE OF AN AMENDMENT TO THE FLEXIBLE STOCK PLAN.
You Voted: For This Proposal.

5/25/2004
APOGEE ENTERPRISES INC
Annual Meeting Date: 06/22/2004 for holders as of 04/28/2004
CUSIP: 037598109
DIRECTORS:

You Voted: For all nominees.
For JEROME L. DAVIS
For JAMES L. MARTINEAU
For MICHAEL E. SHANNON
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.
You Voted: For This Proposal.


5/25/2004
KELLWOOD CO
Annual Meeting Date: 06/03/2004 for holders as of 04/05/2004
CUSIP: 488044108
DIRECTORS:
You Voted:
For M. BLOOM
Withhold M. GRANOFF
Withhold R. SKINNER, JR.
Withhold H. UPBIN
Proposal(s):
02. SHAREOWNER PROPOSAL
You Voted: Against This Proposal.

6/22/2004
BLYTH INC
Annual Meeting Date: 06/24/2004 for holders as of 06/04/2004
CUSIP: 09643P108
DIRECTORS:
You Voted:
For ROBERT B. GOERGEN
For NEAL I. GOLDMAN
Withhold HOWARD E. ROSE
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS
You Voted: For This Proposal.
03. APPROVAL OF AMENDMENT NO. 1 TO THE COMPANY'S 2003 LONG-TERM INCENTIVE PLAN You Voted: For This Proposal.


CORNERCAP BALANCED FUND (CBLFX)
10/13/2003
SARA LEE CORP
SARA LEE CORPORATION Annual Meeting
To be held on 10/30/2003 for holders as of 09/02/2003
CUSIP 803111103
DIRECTORS:
J.T. BATTENBERG III, C. COKER, J. CROWN, W. DAVIS, V. JORDAN, JR., L. KOELLNER,
C. VAN LEDE, J. MANLEY, CARY D. MCMILLAN, C. STEVEN MCMILLAN, R. RIDGWAY,
R. THOMAS
You Voted: For all nominees.
PROPOSALS:
02. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS SARA LEE'S INDEPENDENT ACCOUNTANTS FOR FISCAL 2004.
You Voted: For This Proposal.
03. TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING CHARITABLE CONTRIBUTIONS.
You Voted: Against This Proposal.
04. TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING SARA LEE'S CODE OF CONDUCT.
You Voted: Against This Proposal.

12/24/2003
ASHLAND INC.
HLAND INC. Annual Meeting
Meeting Date: 01/29/2004 for holders as of 11/24/2003
CUSIP: 044204105
DIRECTORS:
You Voted: For all nominees.
For ERNEST H. DREW
For MANNIE L. JACKSON
For THEODORE M. SOLSO
For MICHAEL J. WARD
Proposal(s):
02. RATIFICATION OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR FISCAL 2004. You Voted: For This Proposal.


12/24/2003
COUNTRYWIDE FINANCIAL CORPORATION
COUNTRYWIDE FINANCIAL CORPORATION Special Meeting
Meeting Date: 01/09/2004 for holders as of 11/28/2003
CUSIP: 222372104
Proposal(s):
01. TO APPROVE THE PROPOSAL TO AMEND THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED COMMON STOCK.
You Voted: For This Proposal.


1/5/2004
NORSK HYDRO
NORSK HYDRO ASA Special Meeting
Meeting Date: 01/15/2004 for holders as of 12/08/2003
CUSIP: 656531605
Proposal(s):
01. CAPITAL REDUCTION BY MEANS OF THE CANCELLATION OF TREASURY SHARES AND THE REDEMPTION OF A PROPORTIONAL NUMBER OF SHARES, BELONGING TO THE NORWEGIAN STATE. You Voted: For This Proposal.
02. THE DEMERGER OF NORSK HYDRO ASA.
You Voted: For This Proposal.
03. PROCEDURE REGARDING THE ELECTION OF NEW SHAREHOLDERS' REPRESENTATIVES TO
THE BOARD OF AGRIHOLD ASA.
You Voted: For This Proposal.
04. PROCEDURE REGARDING THE ELECTION OF MEMBERS TO THE ELECTION COMMITTEE OF AGRIHOLD ASA.
You Voted: For This Proposal.
05. PROCEDURE IN CONNECTION WITH AUTHORIZING THE BOARD TO INCREASE THE SHARE CAPITAL OF AGRIHOLD ASA.
You Voted: For This Proposal.

1/9/2004
ASHLAND INC.
ASHLAND INC. Annual Meeting
Meeting Date: 01/29/2004 for holders as of 11/24/2003
CUSIP: 044204105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ERNEST H. DREW
For MANNIE L. JACKSON
For THEODORE M. SOLSO
For MICHAEL J. WARD
Proposal(s):
02. RATIFICATION OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR FISCAL 2004. You Voted: For This Proposal.


1/9/2004
WASHINGTON FEDERAL
WASHINGTON FEDERAL, INC. Annual Meeting
Meeting Date: 01/21/2004 for holders as of 11/28/2003
CUSIP: 938824109
DIRECTORS:

You Voted:
For THOMAS F. KENNEY
Withhold DEREK L. CHINN
Withhold W. ALDEN HARRIS
For GUY C. PINKERTON
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF WASHINGTON FEDERAL FOR FISCAL YEAR 2004.
You Voted: For This Proposal.


1/15/2004
JOHNSON CONTROLS
JOHNSON CONTROLS, INC. Annual Meeting
Meeting Date: 01/28/2004 for holders as of 11/20/2003
CUSIP: 478366107
DIRECTORS:
You Voted: For all nominees.
For ROBERT L. BARNETT
For WILLIE D. DAVIS
For JEFFREY A. JOERRES
For RICHARD F. TEERLINK
Proposal(s):
02. APPROVAL OF PRICEWATERHOUSECOOPERS AS INDEPENDENT AUDITORS FOR 2004. You Voted: For This Proposal.
03. RATIFICATION OF THE LONG-TERM PERFORMANCE PLAN.
You Voted: For This Proposal.
04. RATIFICATION OF THE EXECUTIVE INCENTIVE COMPENSATION PLAN.
You Voted: For This Proposal.
05. RATIFICATION OF THE 2003 STOCK PLAN FOR OUTSIDE DIRECTORS.
You Voted: For This Proposal.
06. APPROVAL OF THE 2001 RESTRICTED STOCK PLAN AMENDMENT.
You Voted: For This Proposal.

2/20/2004
FLEETBOSTON
STARBUCKS CORPORATION Annual Meeting
Meeting Date: 03/30/2004 for holders as of 01/26/2004
CUSIP: 855244109
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For WILLIAM W. BRADLEY
For GREGORY B. MAFFEI
For ORIN C. SMITH
For OLDEN LEE
Proposal(s):

02. PROPOSAL TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING OCTOBER 3, 2004.
You Voted: For This Proposal.


2/24/2004
ST. PAUL COMPANIES
THE ST. PAUL COMPANIES, INC. Special Meeting
Meeting Date: 03/19/2004 for holders as of 02/06/2004
CUSIP: 792860108
You elected to vote with directors' recommendations Proposal(s):
01. TO ACT ON THE PROPOSAL TO ISSUE SHARES OF ST. PAUL'S COMMON STOCK IN CONNECTION WITH THE TRANSACTION
CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER DATED AS OF NOVEMBER 16, 2003, AS AMENDED, AMONG ST. PAUL, TRAVELERS PROPERTY CASUALTY CORP. AND A SUBSIDIARY OF ST. PAUL.
You Voted: For This Proposal.
02. TO ACT ON THE PROPOSAL TO AMEND ST. PAUL'S BYLAWS IN CONNECTION WITH THE TRANSACTION, AS DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS. You Voted: For This Proposal.
03. TO ACT ON THE PROPOSAL TO AMEND ST. PAUL'S ARTICLES OF INCORPORATION IN CONNECTION WITH THE TRANSACTION, AS DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS.
You Voted: For This Proposal.
04. TO ACT ON THE PROPOSAL TO AMEND ST. PAUL'S ARTICLES OF INCORPORATION TO REDUCE THE SHAREHOLDER APPROVAL REQUIRED FOR CERTAIN FUTURE FUNDAMENTAL ACTIONS, AS DESCRIBED IN THE ACCOMPANYING JOINT PROXY STATEMENT/PROSPECTUS.
You Voted: For This Proposal.

3/9/2004
TYCO INTERNATIONAL
TYCO INTERNATIONAL LTD. Annual Meeting
Meeting Date: 03/25/2004 for holders as of 01/14/2004
CUSIP: 902124106
DIRECTORS:
You Voted: For all nominees.
For DENNIS C. BLAIR
For EDWARD D. BREEN
For GEORGE W. BUCKLEY
For BRIAN DUPERREAULT
For BRUCE S. GORDON
For JOHN A. KROL
For MACKEY J. MCDONALD
For H. CARL MCCALL
For BRENDAN R. O'NEILL
For SANDRA S. WIJNBERG
For JEROME B. YORK
Proposal(s):
02. APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO'S INDEPENDENT AUDITORS AND AUTHORIZATION FOR THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITORS' REMUNERATION.
You Voted: For This Proposal.
03. ADOPTION OF THE AMENDED AND RESTATED BYE-LAWS.
You Voted: For This Proposal.
04. APPROVAL OF TYCO 2004 STOCK AND INCENTIVE PLAN.
You Voted: For This Proposal.
05. SHAREHOLDER PROPOSAL REGARDING ENVIRONMENTAL REPORTING.
You Voted: For This Proposal.
06. SHAREHOLDER PROPOSAL TO CHANGE TYCO'S JURISDICTION OF INCORPORATION FROM BERMUDA TO A U.S. STATE.
You Voted: Against This Proposal.
07. SHAREHOLDER PROPOSAL ON "COMMON SENSE" EXECUTIVE COMPENSATION.
You Voted: Against This Proposal.

3/24/2004
PPG INDUSTRIES
PPG INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/15/2004 for holders as of 02/17/2004
CUSIP: 693506107
DIRECTORS:
You Voted: For all nominees.
For JAMES G. BERGES
For ERROLL B. DAVIS, JR.
For VICTORIA F. HAYNES
For ALLEN J. KROWE
Proposal(s):
02. PROPOSAL TO ENDORSE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS FOR 2004.
You Voted: For This Proposal.


3/24/2004
BEAR STEARNS COMPANY
THE BEAR STEARNS COMPANIES INC. Annual Meeting
Meeting Date: 03/31/2004 for holders as of 02/19/2004
CUSIP: 073902108
DIRECTORS:
You Voted: For all nominees.
For JAMES E. CAYNE
For CARL D. GLICKMAN
For ALAN C. GREENBERG
For DONALD J. HARRINGTON
For WILLIAM L. MACK
For FRANK T. NICKELL
For PAUL A. NOVELLY
For FREDERIC V. SALERNO
For ALAN D. SCHWARTZ
For WARREN J. SPECTOR
For VINCENT TESE
Proposal(s):
02. APPROVAL OF AMENDMENT TO THE CAPITAL ACCUMULATION PLAN FOR SENIOR MANAGING DIRECTORS.
You Voted: Against This Proposal.
03. APPROVAL OF AMENDMENT TO THE STOCK AWARD PLAN.
You Voted: Against This Proposal.
04. APPROVAL OF THE RESTRICTED STOCK UNIT PLAN, AS AMENDED.
You Voted: Against This Proposal.
05. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2004.
You Voted: For This Proposal.

3/30/2004
DIEBOLD INCORPORATED
DIEBOLD, INCORPORATED Annual Meeting
Meeting Date: 04/22/2004 for holders as of 02/27/2004
CUSIP: 253651103
DIRECTORS:
You Voted: For all nominees.
For L.V. BOCKIUS III
For C.M. CONNOR
For R.L. CRANDALL
For E.C. EVANS
For G.S. FITZGERALD
For P.B. LASSITER
For J.N. LAUER
For W.F. MASSY
For W.W. O'DELL
For E.J. ROORDA
For W.R. TIMKEN, JR.
For H.D.G. WALLACE
Proposal(s):
02. TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE YEAR 2004.
You Voted: For This Proposal.


3/30/2004
GOODRICH CORPORATION
GOODRICH CORPORATION Annual Meeting
Meeting Date: 04/27/2004 for holders as of 03/08/2004
CUSIP: 382388106
DIRECTORS:
You Voted: For all nominees.
For DIANE C. CREEL
For GEORGE A. DAVIDSON, JR.
For HARRIS E. DELOACH, JR.
For JAMES J. GLASSER
For JAMES W. GRIFFITH
For WILLIAM R. HOLLAND
For MARSHALL O. LARSEN
For DOUGLAS E. OLESEN
For ALFRED M. RANKIN, JR.
For JAMES R. WILSON
For A. THOMAS YOUNG
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE YEAR 2004.
You Voted: For This Proposal.

4/2/2004
UNITED TECHNOLOGIES
UNITED TECHNOLOGIES CORPORATION Annual Meeting
Meeting Date: 04/14/2004 for holders as of 02/17/2004
CUSIP: 913017109
DIRECTORS:
You Voted: For all nominees.
For BETSY J. BERNARD
For GEORGE DAVID
For JEAN-PIERRE GARNIER
For JAMIE S. GORELICK
For CHARLES R. LEE
For RICHARD D. MCCORMICK
For HAROLD MCGRAW III
For FRANK P. POPOFF
For H. PATRICK SWYGERT
For ANDRE VILLENEUVE
For H.A. WAGNER
For CHRISTINE TODD WHITMAN
Proposal(s):
02. APPOINTMENT OF INDEPENDENT AUDITORS
You Voted: For This Proposal.
03. SHAREOWNER PROPOSAL CONCERNING DISCLOSURE OF EXECUTIVE COMPENSATION
You Voted: Against This Proposal.
04. SHAREOWNER PROPOSAL CONCERNING ETHICAL CRITERIA FOR MILITARY CONTRACTS You Voted: Against This Proposal.
05. SHAREOWNER PROPOSAL CONCERNING PERFORMANCE BASED SENIOR EXECUTIVE STOCK OPTIONS
You Voted: For This Proposal.
06. SHAREOWNER PROPOSAL CONCERNING AN INDEPENDENT CHAIRMAN OF THE BOARD
You Voted: For This Proposal.


4/2/2004
BANK OF NEW YORK
THE BANK OF NEW YORK COMPANY, INC. Annual Meeting
Meeting Date: 04/13/2004 for holders as of 02/23/2004
CUSIP: 064057102
DIRECTORS:
You Voted: For all nominees.
For MR. BIONDI
For MR. DONOFRIO
For MR. GRIFFITH
For MR. HASSELL
For MR. KOGAN
For MR. KOWALSKI
For MR. LUKE
For MR. MALONE
For MR. MYNERS
For MR. POZEN
For MS. REIN
For MR. RENYI
For MR. RICHARDSON
For MR. ROBERTS
For MR. SCOTT
Proposal(s):
02. RATIFICATION OF AUDITORS
You Voted: For This Proposal.
03. APPROVAL OF AN AMENDMENT TO THE 2004 MANAGEMENT INCENTIVE COMPENSATION PLAN You Voted: For This Proposal.
04. SHAREHOLDER PROPOSAL WITH RESPECT TO POLITICAL CONTRIBUTIONS
You Voted: Against This Proposal.
05. SHAREHOLDER PROPOSAL WITH RESPECT TO EXECUTIVE COMPENSATION
You Voted: Against This Proposal.
06. SHAREHOLDER PROPOSAL WITH RESPECT TO THE COMPOSITION OF THE RISK COMMITTEE You Voted: Against This Proposal.
07. SHAREHOLDER PROPOSAL WITH RESPECT TO THE COMPANY'S RIGHTS PLAN
You Voted: For This Proposal.

4/5/2004
PIPER JAFFRAY COMPANIES
PIPER JAFFRAY COMPANIES Annual Meeting
Meeting Date: 04/28/2004 for holders as of 03/03/2004
CUSIP: 724078100
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ANDREW S. DUFF
For SAMUEL L. KAPLAN
For FRANK L. SIMS
Proposal(s):
02. APPROVAL OF PIPER JAFFRAY COMPANIES AMENDED AND RESTATED 2003 ANNUAL AND LONG-TERM INCENTIVE PLAN.
You Voted: For This Proposal.
03. RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR 2004. You Voted: For This Proposal.


4/6/2004
PFIZER INC.
PFIZER INC. Annual Meeting
Meeting Date: 04/22/2004 for holders as of 02/27/2004
CUSIP: 717081103
DIRECTORS:
You Voted: For all nominees.
For MICHAEL S. BROWN
For M. ANTHONY BURNS
For ROBERT N. BURT
For W. DON CORNWELL
For WILLIAM H. GRAY III
For CONSTANCE J. HORNER
For WILLIAM R. HOWELL
For STANLEY O. IKENBERRY
For GEORGE A. LORCH
For HENRY A. MCKINNELL
For DANA G. MEAD
For FRANKLIN D. RAINES
For RUTH J. SIMMONS
For WILLIAM C. STEERE, JR.
For JEAN-PAUL VALLES
Proposal(s):
02. A PROPOSAL TO APPROVE THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004.
You Voted: For This Proposal.
03. A PROPOSAL TO APPROVE THE PFIZER INC. 2004 STOCK PLAN.
You Voted: For This Proposal.
04. SHAREHOLDER PROPOSAL REQUESTING REVIEW OF THE ECONOMIC EFFECTS OF THE HIV/AIDS, TB AND MALARIA PANDEMICS ON
THE COMPANY'S BUSINESS STRATEGY.
You Voted: Against This Proposal.
05. SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.
You Voted: Against This Proposal.
06. SHAREHOLDER PROPOSAL RELATING TO AN ANNUAL REPORT ON CORPORATE RESOURCES DEVOTED TO SUPPORTING POLITICAL ENTITIES OR CANDIDATES.
You Voted: Against This Proposal.
07. SHAREHOLDER PROPOSAL SEEKING TO IMPOSE TERM LIMITS ON DIRECTORS.
You Voted: Against This Proposal.
08. SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS.
You Voted: Against This Proposal.
09. SHAREHOLDER PROPOSAL ON STOCK OPTIONS.
You Voted: Against This Proposal.
10. SHAREHOLDER PROPOSAL ON IN VITRO TESTING.
You Voted: Against This Proposal.

4/7/2004
WASHINGTON MUTUAL INC.
WASHINGTON MUTUAL, INC. Annual Meeting
Meeting Date: 04/20/2004 for holders as of 02/27/2004
CUSIP: 939322103
DIRECTORS:
You Voted: For all nominees.
For ANNE V. FARRELL
For STEPHEN E. FRANK
For MARGARET OSMER MCQUADE
For WILLIAM D. SCHULTE
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2004
You Voted: For This Proposal.
03. SHAREHOLDER PROPOSAL RELATING TO A SPECIFIC COMPENSATION PROGRAM
You Voted: Against This Proposal.


4/7/2004
US BANCORP
U.S. BANCORP Annual Meeting
Meeting Date: 04/20/2004 for holders as of 02/26/2004
CUSIP: 902973304
DIRECTORS:
You Voted: To withhold authority from all nominees.
Withhold V. BUYNISKI GLUCKMAN
Withhold ARTHUR D. COLLINS, JR.
Withhold JERRY W. LEVIN
Withhold THOMAS E. PETRY
Withhold RICHARD G. REITEN
Proposal(s):
02. RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE 2004 FISCAL YEAR.
You Voted: For This Proposal.
03. SHAREHOLDER PROPOSAL: COMPENSATION SYSTEM FOR SENIOR EXECUTIVES.
You Voted: Against This Proposal.
04. SHAREHOLDER PROPOSAL: SUPPLEMENTAL EXECUTIVE RETIREMENT BENEFITS.
You Voted: For This Proposal.
05. SHAREHOLDER PROPOSAL: SIMPLE MAJORITY VOTING.
You Voted: For This Proposal.


4/12/2004
VF CORPORATION
VF CORPORATION Annual Meeting
Meeting Date: 04/27/2004 for holders as of 03/09/2004
CUSIP: 918204108
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For EDWARD E. CRUTCHFIELD
For GEORGE FELLOWS
For DANIEL R. HESSE
For CLARENCE OTIS, JR.
Proposal(s):
02. APPROVE AN AMENDMENT AND RESTATEMENT OF VF'S 1996 STOCK COMPENSATION PLAN. You Voted: For This Proposal.
03. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS VF'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JANUARY 1, 2005.
You Voted: For This Proposal.
04. SHAREHOLDER PROPOSAL REQUESTING DECLASSIFICATION OF THE BOARD OF DIRECTORS FOR THE PURPOSE OF DIRECTOR ELECTIONS.
You Voted: Against This Proposal.
05. SHAREHOLDER PROPOSAL REQUESTING THE BOARD OF DIRECTORS TO ADOPT A POLICY RELATING TO INTERNATIONAL LABOR ORGANIZATION STANDARDS AND ISSUE A REPORT ON THE POLICY'S IMPLEMENTATION.
You Voted: Against This Proposal.

4/12/2004
WYETH
WYETH Annual Meeting
Meeting Date: 04/22/2004 for holders as of 03/12/2004
CUSIP: 983024100
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For C.L. ALEXANDER, JR.
For F.A. BENNACK, JR.
For R.L. CARRION
For R. ESSNER
For J.D. FEERICK
For R. LANGER
For J.P. MASCOTTE
For M.L. POLAN
For I.G. SEIDENBERG
For W.V. SHIPLEY
For J.R. TORELL III
Proposal(s):
02. RATIFICATION OF PRINCIPAL INDEPENDENT PUBLIC ACCOUNTANTS
You Voted: For This Proposal.
03. ADOPTION OF THE STOCKHOLDER PROPOSAL ON ACCESS TO AND AFFORDABILITY OF PRESCRIPTION DRUGS
You Voted: Against This Proposal.
04. ADOPTION OF STOCKHOLDER PROPOSAL ON ANIMAL TESTING
You Voted: Against This Proposal.


4/12/2004
CHARTER ONE FINANCIAL
CHARTER ONE FINANCIAL, INC. Annual Meeting
Meeting Date: 04/21/2004 for holders as of 02/23/2004
CUSIP: 160903100
DIRECTORS:
You Voted: For all nominees.
For PATRICK J. AGNEW
For DENISE MARIE FUGO
For CHARLES JOHN KOCH
For RONALD F. POE
For JEROME L. SCHOSTAK
For MARK SHAEVSKY
Proposal(s):
02. TO APPROVE THE AMENDMENTS TO THE CHARTER ONE FINANCIAL INC. 1997 STOCK OPTION AND INCENTIVE PLAN.
You Voted: For This Proposal.
03. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS CHARTER ONE FINANCIAL, INC.'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.

4/12/2004
WACHOVIA
WACHOVIA CORPORATION Annual Meeting
Meeting Date: 04/20/2004 for holders as of 02/18/2004
CUSIP: 929903102
DIRECTORS:
You Voted: For all nominees.
For JAMES S. BALLOUN
For JOHN T. CASTEEN, III
For JOSEPH NEUBAUER
For LANTY L. SMITH
For DONA DAVIS YOUNG
Proposal(s):
02. A WACHOVIA PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS AUDITORS FOR THE YEAR 2004.
You Voted: For This Proposal.
03. A STOCKHOLDER PROPOSAL, WHICH MANAGEMENT OPPOSES, REGARDING NOMINATING DIRECTORS.
You Voted: Against This Proposal.
04. A STOCKHOLDER PROPOSAL, WHICH MANAGEMENT OPPOSES, REGARDING REPORTING POLITICAL INFORMATION.
You Voted: Against This Proposal.
05. A STOCKHOLDER PROPOSAL, WHICH MANAGEMENT OPPOSES, REGARDING SEPARATING THE OFFICES OF CHAIRMAN AND CHIEF EXECUTIVE OFFICER.
You Voted: Against This Proposal.


4/16/2004
ALCOA
ALCOA INC. Annual Meeting
Meeting Date: 04/30/2004 for holders as of 02/02/2004
CUSIP: 013817101
DIRECTORS:
You Voted: For all nominees.
For ALAIN J.P. BELDA
For CARLOS GHOSN
For HENRY B. SCHACHT
For FRANKLIN A. THOMAS
Proposal(s):
02. PROPOSAL TO APPROVE THE 2004 ALCOA STOCK INCENTIVE PLAN.
You Voted: For This Proposal.
3A. SHAREHOLDER PROPOSAL RELATING TO PAY DISPARITY
You Voted: Against This Proposal.
3B. SHAREHOLDER PROPOSAL RELATING TO CHANGE IN CONTROL SEVERANCE PLAN You Voted: Against This Proposal.

4/16/2004
DTE ENERGY
DTE ENERGY COMPANY Annual Meeting
Meeting Date: 04/29/2004 for holders as of 03/01/2004
CUSIP: 233331107
DIRECTORS:
You Voted: For all nominees.
For ANTHONY F. EARLEY, JR.
For ALLAN D. GILMOUR
For FRANK M. HENNESSEY
For GAIL J. MCGOVERN
For JOSUE ROBLES, JR.
Proposal(s):
02. INDEPENDENT AUDITORS
You Voted: For This Proposal.


4/20/2004
CIGNA CORPORATION
CIGNA CORPORATION Annual Meeting
Meeting Date: 04/28/2004 for holders as of 03/01/2004
CUSIP: 125509109
DIRECTORS:
You Voted: For all nominees.
For ROBERT H. CAMPBELL
For JANE E. HENNEY, M.D.
For CHARLES R. SHOEMATE
For LOUIS W. SULLIVAN, M.D.
Proposal(s):
02. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS.
You Voted: For This Proposal.

4/20/2004
CONVERGYS
CONVERGYS CORPORATION Annual Meeting
Meeting Date: 04/27/2004 for holders as of 03/01/2004
CUSIP: 212485106
DIRECTORS:
You Voted: For all nominees.
For ZOE BAIRD
For ROGER L. HOWE
For PHILIP A. ODEEN
For JAMES M. ZIMMERMAN
Proposal(s):
02. TO APPROVE THE CONVERGYS CORPORATION 1998 LONG TERM INCENTIVE PLAN, AS AMENDED.
You Voted: For This Proposal.
03. TO APPROVE THE CONVERGYS CORPORATION EMPLOYEE STOCK PURCHASE PLAN.
You Voted: For This Proposal.
04. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTANTS.
You Voted: For This Proposal.


4/22/2004
LABORATORY CORP OF AMERICA
LABORATORY CORP. OF AMERICA HOLDINGS Annual Meeting
Meeting Date: 05/12/2004 for holders as of 03/31/2004
CUSIP: 50540R409
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For THOMAS P. MAC MAHON
For JEAN-LUC BELINGARD
For WENDY E. LANE
For R.E. MITTELSTAEDT, JR.
For ANDREW G. WALLACE, M.D.
For M. KEITH WEIKEL
For CRAIG M. WATSON
Proposal(s):
02. APPROVAL OF THE AMENDMENTS TO THE 1997 EMPLOYEE STOCK PURCHASE PLAN
(THE "ESPP AMENDMENT")
You Voted: For This Proposal.
03. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS' INDEPENDENT ACCOUNTANTS FOR 2004. Page 15 of 24
You Voted: For This Proposal.

4/23/2004
SUNGARD DATA SYSTEMS
SUNGARD DATA SYSTEMS INC. Annual Meeting
Meeting Date: 05/14/2004 for holders as of 03/15/2004
CUSIP: 867363103
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For GREGORY S. BENTLEY
For MICHAEL C. BROOKS
For CRISTOBAL CONDE
For RAMON DE OLIVEIRA
For HENRY C. DUQUES
For ALBERT A. EISENSTAT
For BERNARD GOLDSTEIN
For JANET BRUTSCHEA HAUGEN
For JAMES L. MANN
For MALCOLM I. RUDDOCK
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2004.
You Voted: For This Proposal.


4/23/2004
QUEST DIAGNOSTICE INCORPORATED
QUEST DIAGNOSTICS INCORPORATED Annual Meeting
Meeting Date: 05/04/2004 for holders as of 03/08/2004
CUSIP: 74834L100
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For WILLIAM R. GRANT
For SURYA N. MOHAPATRA
For JOHN C. BALDWIN
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.


4/28/2004
MBNA CORPORATION
MBNA CORPORATION Annual Meeting
Meeting Date: 05/03/2004 for holders as of 02/13/2004
CUSIP: 55262L100
DIRECTORS:
You Voted:
Withhold JAMES H. BERICK
For BENJAMIN R. CIVILETTI
Withhold BRUCE L. HAMMONDS
For WILLIAM L. JEWS
Withhold RANDOLPH D. LERNER
For STUART L. MARKOWITZ
For WILLIAM B. MILSTEAD
Proposal(s):
02. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS
You Voted: For This Proposal.
03. STOCKHOLDER PROPOSAL (ITEM 3 IN PROXY STATEMENT)
You Voted: For This Proposal.
04. STOCKHOLDER PROPOSAL (ITEM 4 IN PROXY STATEMENT)
You Voted: For This Proposal.

4/28/2004
LSI LOGIC
LSI LOGIC CORPORATION Annual Meeting
Meeting Date: 05/06/2004 for holders as of 03/11/2004
CUSIP: 502161102
DIRECTORS:
You Voted: For all nominees.
For WILFRED J. CORRIGAN
For JAMES H. KEYES
For MALCOLM R. CURRIE
For T.Z. CHU
For R. DOUGLAS NORBY
For MATTHEW J. O'ROURKE
For GREGORIO REYES
For LARRY W. SONSINI
Proposal(s):
02. APPROVAL OF AMENDMENT TO THE EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE THEREUNDER BY 9,000,000. You Voted: Against This Proposal.
03. APPROVAL OF AMENDMENT TO THE INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE THEREUNDER BY 1,000,000.
You Voted: For This Proposal.
04. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S INCENTIVE PLAN. You Voted: For This Proposal.
05. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS FOR ITS 2004 FISCAL YEAR.
You Voted: For This Proposal.


5/5/2004
ALLIED CAPITAL
ALLIED CAPITAL CORPORATION Annual Meeting
Meeting Date: 05/12/2004 for holders as of 02/27/2004
CUSIP: 01903Q108
DIRECTORS:
You Voted: For all nominees.
For WILLIAM L. WALTON
For JOAN M. SWEENEY
For BROOKS H. BROWNE
For ROBERT E. LONG
Proposal(s):
02. THE RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR ALLIED CAPITAL CORPORATION FOR THE YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.
03. TO APPROVE THE COMPANY'S NON-QUALIFIED DEFERRED COMPENSATION PLAN II. You Voted: For This Proposal.
04. TO APPROVE AN AMENDMENT TO THE COMPANY'S STOCK OPTION PLAN.
You Voted: For This Proposal.


5/5/2004
NORSK HYDRO
NORSK HYDRO ASA Annual Meeting
Meeting Date: 05/11/2004 for holders as of 04/12/2004
CUSIP: 656531605
Proposal(s):
01. APPROVAL OF THE ANNUAL ACCOUNTS AND ANNUAL REPORT FOR 2003 FOR NORSK HYDRO ASA AND THE GROUP, AND THE PAYMENT OF DIVIDEND.
You Voted: For This Proposal.
02. REMUNERATION TO THE AUDITOR.
You Voted: For This Proposal.
03. A MOTION TO CHANGE THE COMPANY'S ARTICLES OF ASSOCIATION.
You Voted: For This Proposal.
04. ELECTION OF MEMBERS AND DEPUTIES TO THE CORPORATE ASSEMBLY.
You Voted: For This Proposal.
05. REMUNERATION TO THE CORPORATE ASSEMBLY.
You Voted: For This Proposal.
06. BUY-BACK OF OWN SHARES.
You Voted: For This Proposal.
07. A SHAREHOLDER MOTION.
You Voted: For This Proposal.


5/6/2004
EVEREST RE GROUP
EVEREST RE GROUP, LTD. Annual Meeting
Meeting Date: 05/19/2004 for holders as of 03/24/2004
CUSIP: G3223R108
DIRECTORS:
You Voted: For all nominees.
For KENNETH J. DUFFY
For JOSEPH V. TARANTO
Proposal(s):
02. TO APPOINT PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2004 AND AUTHORIZE THE BOARD OF DIRECTORS ACTING BY THE AUDIT COMMITTEE OF THE BOARD TO SET THE FEES FOR THE INDEPENDENT AUDITORS.

5/6/2004
COMERICA
COMERICA INCORPORATED Annual Meeting
Meeting Date: 05/18/2004 for holders as of 03/22/2004
CUSIP: 200340107
DIRECTORS:
You Voted: For all nominees.
For RALPH W. BABB, JR.
For JAMES F. CORDES
For PETER D. CUMMINGS
For TODD W. HERRICK
For WILLIAM P. VITITOE
For KENNETH L. WAY
Proposal(s):
02. APPROVAL AND RATIFICATION OF THE COMERICA INCORPORATED AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE PLAN
You Voted: For This Proposal.
03. APPROVAL OF THE COMERICA INCORPORATED INCENTIVE PLAN FOR NON- EMPLOYEE DIRECTORS
You Voted: For This Proposal.
04. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS You Voted: For This Proposal.


5/7/2004
JONES APPAREL GROUP
JONES APPAREL GROUP, INC. Annual Meeting
Meeting Date: 05/19/2004 for holders as of 03/19/2004
CUSIP: 480074103
DIRECTORS:
You Voted: For all nominees.
For PETER BONEPARTH
For SIDNEY KIMMEL
For GERALDINE STUTZ
For HOWARD GITTIS
For ANTHONY F. SCARPA
For MATTHEW H. KAMENS
For MICHAEL L. TARNOPOL
For J. ROBERT KERREY
For ANN N. REESE
Proposal(s):
02. RATIFICATION OF BDO SEIDMAN, LLP AS THE INDEPENDENT AUDITORS OF THE CORPORATION FOR 2004.
You Voted: For This Proposal.
03. APPROVAL OF AMENDMENTS TO THE 1999 STOCK INCENTIVE PLAN.
You Voted: For This Proposal.

5/7/2004
FIRSTENERGY CORP.
FIRSTENERGY CORP. Annual Meeting
Meeting Date: 05/18/2004 for holders as of 03/23/2004
CUSIP: 337932107
DIRECTORS:
You Voted: For all nominees.
For P.T. ADDISON
For E.J. NOVAK, JR.
For J.M. PIETRUSKI
For C.A. REIN
For R.C. SAVAGE
Proposal(s):
02. RATIFICATION OF AUDITOR
You Voted: For This Proposal.
03. APPROVAL OF AMENDMENTS TO THE CODE OF REGULATIONS TO DECLASSIFY THE BOARD OF DIRECTORS
You Voted: For This Proposal.
04. APPROVAL OF AMENDMENTS TO THE ARTICLES OF INCORPORATION AND CODE OF REGULATIONS TO CHANGE CERTAIN VOTING REQUIREMENTS
You Voted: For This Proposal.
05. APPROVAL OF EXISTING EXECUTIVE DEFERRED COMPENSATION PLAN
You Voted: For This Proposal.
06. APPROVAL OF EXISTING DIRECTOR DEFERRED COMPENSATION PLAN
You Voted: For This Proposal.
07. SHAREHOLDER PROPOSAL
You Voted: For This Proposal.
08. SHAREHOLDER PROPOSAL
You Voted: For This Proposal.
09. SHAREHOLDER PROPOSAL
You Voted: Against This Proposal.
10. SHAREHOLDER PROPOSAL
You Voted: For This Proposal.


5/7/2004
SAFEWAY INC.
SAFEWAY INC. Annual Meeting
Meeting Date: 05/20/2004 for holders as of 03/25/2004
CUSIP: 786514208
DIRECTORS:

You Voted:
Withhold STEVEN A. BURD
For ROBERT I. MACDONNELL
For WILLIAM Y. TAUSCHER
Proposal(s):
02. APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2004.
You Voted: For This Proposal.
03. APPROVAL OF AND AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE CLASSIFICATION OF THE BOARD OF DIRECTORS.
You Voted: For This Proposal.
04. APPROVAL OF STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES (EXCLUDING EXECUTIVE OFFICERS) PROVIDING FOR THE EXCHANGE OF OPTIONS PREVIOUSLY GRANTED UNDER THE 1999 AMENDED AND RESTATED EQUITY PARTICIPATION PLAN OF SAFEWAY
INC. THE BOARD OF DIRECTORS RECOMMENDS A VOTE "AGAINST" STOCKHOLDER PROPOSALS 5, 6, 7, 8, 9 AND 10.
You Voted: For This Proposal.
05. STOCKHOLDER PROPOSAL REGARDING INDEPENDENT DIRECTOR AS CHAIRMAN OF THE
BOARD.
You Voted: For This Proposal.
06. STOCKHOLDER PROPOSAL REGARDING CUMULATIVE VOTING.
You Voted: For This Proposal.
07. STOCKHOLDER PROPOSAL REGARDING REPORT ON IMPACT OF GENETICALLY ENGINEERED FOOD.
You Voted: Against This Proposal.
08. STOCKHOLDER PROPOSAL REGARDING SUSTAINABILITY REPORT.
You Voted: For This Proposal.
09. STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTION AND PARTICIPATION REPORT.
You Voted: Against This Proposal.
10. STOCKHOLDER PROPOSAL REGARDING EXPENSING STOCK OPTIONS.
You Voted: For This Proposal.

5/7/2004
ABERCROMBIE AND FITCH
ABERCROMBIE & FITCH CO. Annual Meeting
Meeting Date: 05/20/2004 for holders as of 03/26/2004
CUSIP: 002896207
DIRECTORS:
You Voted:
For JOHN A. GOLDEN
Withhold SETH R. JOHNSON
For EDWARD F. LIMATO


5/27/2004
OXFORD HEALTH PLANS INC
OXFORD HEALTH PLANS, INC. Annual Meeting
Meeting Date: 06/02/2004 for holders as of 04/15/2004
CUSIP: 691471106
DIRECTORS:
You Voted:
For KENT J. THIRTY
Withhold B.H. SAFIRSTEIN, M.D.
Proposal(s):
02. RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2004.
You Voted: For This Proposal.
03. APPROVAL OF SHAREHOLDER PROPOSALS RELATING TO TOBACCO INVESTMENTS.
You Voted: Against This Proposal.

6/1/2004
COUNTRYWIDE FINANCIAL CORPORATION
COUNTRYWIDE FINANCIAL CORPORATION Annual Meeting
Meeting Date: 06/16/2004 for holders as of 04/19/2004
CUSIP: 222372104
DIRECTORS:
You Voted: For all nominees.
For HENRY G. CISNEROS
For ROBERT J. DONATO
For MICHAEL E. DOUGHERTY
For MARTIN R. MELONE
For HARLEY W. SNYDER
Proposal(s):
02. TO APPROVE AND AMEND THE COMPANY'S 2000 EQUITY INCENTIVE PLAN. You Voted: For This Proposal.


CORNERCAP MICRO-CAP FUND (CMCRX)
10/8/2003
QUIXOTE CORP
STANDEX INTERNATIONAL CORPORATION Annual Meeting
To be held on 10/28/2003 for holders as of 09/08/2003
CUSIP 854231107
DIRECTORS:
C. KEVIN LANDRY , H.N. MULLER, III, PHD , EDWARD J. TRAINOR
You Voted: For all nominees.
PROPOSALS:
02. TO APPROVE THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS. You Voted: Against This Proposal.

10/20/2003

CORE LABORATORIES NV

MATRIX SERVICE COMPANY Annual Meeting
To be held on 10/21/2003 for holders as of 09/09/2003
CUSIP 576853105
You elected to vote with directors' recommendations
DIRECTORS:
HUGH E. BRADLEY, MICHAEL J. HALL, I.E. (ED) HENDRIX, PAUL K. LACKEY,
TOM E. MAXWELL , BRADLEY S. VETAL You Voted: For all nominees.
PROPOSALS:
02. TO RATIFY AND APPROVE THE ADOPTION OF THE 2003 STOCK OPTION PLAN.
You Voted: For This Proposal. 03. TO RATIFY THE APPOINTMENT OF
ERNST & YOUNG, LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING MAY 31, 2004.
You Voted: For This Proposal.


10/27/2003
II-VI INC
II-VI INCORPORATED Annual Meeting
To be held on 11/07/2003 for holders as of 09/10/2003
CUSIP 902104108
You elected to vote with directors' recommendations
DIRECTORS:
DUNCAN A.J. MORRISON , MARC Y.E. PELAEZ
You Voted: For all nominees.
PROPOSALS:
02. RATIFICATION OF THE BOARD OF DIRECTORS' SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE COMPANY AND ITS SUBSIDIARIES FOR THE 2004 FISCAL YEAR.
You Voted: For This Proposal.
03. A SHAREHOLDER PROPOSAL
You Voted: Against This Proposal.

11/3/2003
FLEXSTEEL INDS
FLEXSTEEL INDUSTRIES, INC. Annual Meeting
To be held on 12/08/2003 for holders as of 10/13/2003
CUSIP 339382103
You elected to vote with directors' recommendations
DIRECTORS:
JAMES R. RICHARDSON , PATRICK M. CRAHAN , ROBERT E. DEIGNAN
You Voted: For all nominees.
PROPOSALS:
02. RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE ENSUING FISCAL YEAR. You Voted: For This Proposal.


11/14/2003
MONRO MUFFLER BRAKE INC
MONRO MUFFLER BRAKE, INC. Special Meeting
To be held on 12/02/2003 for holders as of 10/20/2003
CUSIP 610236101
You elected to vote with directors' recommendations
PROPOSALS:
01. APPROVAL OF THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 15,000,000
TO 20,000,000.
You Voted: For This Proposal.


11/14/2003
EDGE PETROLEUM CORPORATION EDGE PETROLEUM CORPORATION Special Meeting To be held on 12/04/2003 for holders as of 10/06/2003
CUSIP 279862106
You elected to vote with directors' recommendations PROPOSALS:
01. APPROVAL OF THE ISSUANCE OF SHARES OF EDGE COMMON STOCK AS A RESULT OF THE TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER DATED MAY 28, 2003, BY AND AMONG EDGE, ITS WHOLLY OWNED SUBSIDIARY, EDGE DELAWARE SUB INC. AND MILLER.
You Voted: For This Proposal.
02. APPROVAL OF THE EDGE INCENTIVE PLAN, INCLUDING AN AMENDMENT TO INCREASE THE NUMBER OF SHARES OF EDGE COMMON STOCK RESERVED FOR ISSUANCE UNDER THE PLAN FROM 1,200,000 SHARES TO 1,700,000 SHARES. You Voted: For This Proposal.

11/17/2003
A. SCHULMAN
A. SCHULMAN, INC. Annual Meeting
To be held on 12/04/2003 for holders as of 10/14/2003 CUSIP 808194104 You elected to vote with directors' recommendations DIRECTORS:
JAMES S. MARLEN, ERNEST J. NOVAK, JR. , ROBERT A. STEFANKO
You Voted: For all nominees.
PROPOSALS:
02. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING AUGUST 31, 2004. You Voted: For This Proposal.


12/16/2003
CANTEL MEDICAL CORP
CANTEL MEDICAL CORP. Annual Meeting
Meeting Date: 12/17/2003 for holders as of 11/14/2003
CUSIP: 138098108
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For DARWIN C. DORNBUSH
For SPENCER FOREMAN, M.D.
Proposal(s):
02. TO APPROVE THE AMENDMENT TO THE COMPANY'S 1997 EMPLOYEE STOCK OPTION PLAN. You Voted: For This Proposal.
03. TO APPROVE THE AMENDMENT TO THE COMPANY'S 1998 DIRECTORS' STOCK OPTION PLAN.
04. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING JULY 31, 2004.
You Voted: For This Proposal.


12/24/2003
CASCADE NATURAL GAS
CASCADE NATURAL GAS CORPORATION Annual Meeting
Meeting Date: 01/28/2004 for holders as of 11/26/2003
CUSIP: 147339105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For P.H. BORLAND
For C. BURNHAM, JR.
For T.E. CRONIN
For D.A. EDERER
For W.B. MATSUYAMA
For M.E. PUGH
For L.L. PINNT
For B.G. RAGEN
For D.G. THOMAS
Proposal(s):
02. CONSIDER AND ACT UPON THE PROPOSED INCREASE OF 35,000 SHARES IN THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE
UNDER THE 2000 DIRECTOR STOCK AWARD PLAN.
You Voted: For This Proposal.

1/2/2004
SUMMA INDUSTRIES
SUMMA INDUSTRIES Annual Meeting
Meeting Date: 01/13/2004 for holders as of 11/17/2003
CUSIP: 86562T105
DIRECTORS:
You Voted: For all nominees.
For MICHAEL L. HORST
For WILLIAM R. ZIMMERMAN


1/2/2004
CATAPULT COMMUNICATIONS
CATAPULT COMMUNICATIONS CORPORATION Annual Meeting
Meeting Date: 01/13/2004 for holders as of 11/14/2003
CUSIP: 149016107
DIRECTORS:
For PETER S. CROSS
Withhold RICHARD A. KARP
Withhold NANCY H. KARP
Withhold HENRY P. MASSEY, JR.
For JOHN M. SCANDALIOS
For CHARLES L. WAGGONER
Proposal(s):
02. PROPOSAL TO APPROVE THE MATERIAL TERMS OF OUR 1998 STOCK PLAN TO PRESERVE OUR ABILITY TO RECEIVE CERTAIN CORPORATE INCOME TAX DEDUCTIONS THAT MAY OTHERWISE BE LIMITED BY SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED You Voted: For This Proposal. 03. PROPOSAL TO APPROVE AND RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLC AS THE INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004 You Voted: For This Proposal. 04. THE PROXIES ARE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING You Voted: Against This Proposal.

1/15/2004
GRIFFON CORPOTATION
GRIFFON CORPORATION Annual Meeting
Meeting Date: 02/05/2004 for holders as of 12/26/2003
CUSIP: 398433102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For HENRY A. ALPERT
For ABRAHAM M. BUCHMAN
For CLARENCE A. HILL
For WILLIAM H. WALDORF


1/26/2004
BHA GROUP
BHA GROUP HOLDINGS, INC. Annual Meeting
Meeting Date: 02/24/2004 for holders as of 01/05/2004
CUSIP: 055446108
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For DON H. ALEXANDER
For ROBERT J. DRUTEN
For ROBERT D. FREELAND
For JAMES E. LUND
For THOMAS A. MCDONNELL
For LAMSON RHEINFRANK, JR.
For JAMES J. THOME
Proposal(s):
02. RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2004.

You Voted: For This Proposal.


2/6/2004
WHITE ELECTRONIC DESIGNS CORPORATION
WHITE ELECTRONIC DESIGNS CORPORATION Annual Meeting
Meeting Date: 03/03/2004 for holders as of 01/16/2004
CUSIP: 963801105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For NORMAN T. HALL
For THOMAS M. REAHARD
For HAMID R. SHOKRGOZAR
For THOMAS J. TOY
For EDWARD A. WHITE
For JACK A. HENRY
For PAUL D. QUADROS

3/3/2004
MATRIX
GREEN MOUNTAIN COFFEE ROASTERS, INC. Annual Meeting
Meeting Date: 03/25/2004 for holders as of 01/26/2004
CUSIP: 393122106
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For BARBARA D. CARLINI
For HINDA MILLER
Proposal(s):
01. TO AMEND THE COMPANY'S 1998 EMPLOYEE STOCK PURCHASE PLAN.
You Voted: For This Proposal.


3/16/2004
INTEGRAL SYSTEMS
INTEGRAL SYSTEMS, INC. Annual Meeting
Meeting Date: 04/14/2004 for holders as of 02/12/2004
CUSIP: 45810H107
DIRECTORS:
You Voted: For all nominees.
For STEVEN R. CHAMBERLAIN
For THOMAS L. GOUGH
For DOMINIC A. LAITI
For R. DOSS MCCOMAS
For BONNIE K. WACHTEL


3/22/2004
MYERS INDUSTRIES
MYERS INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/21/2004 for holders as of 03/05/2004
CUSIP: 628464109
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For KEITH A. BROWN
For KARL S. HAY
For RICHARD P. JOHNSTON
For MICHAEL W. KANE
For EDWARD W. KISSEL
For STEPHEN E. MYERS
For RICHARD L. OSBORNE
For JON H. OUTCALT
For MILTON I. WISKIND

3/22/2004
NORTHRIM BANCORP
NORTHRIM BANCORP, INC. Annual Meeting
Meeting Date: 05/06/2004 for holders as of 03/08/2004
CUSIP: 666762109
Your Control Number: 3755 2021 3148
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For R. MARC LANGLAND
For LARRY S. CASH
For MARK G. COPELAND
For FRANK A. DANNER
For RONALD A. DAVIS
For ANTHONY DRABEK
For CHRISTOPHER N. KNUDSON
For RICHARD L. LOWELL
For IRENE SPARKS ROWAN
For JOHN C. SWALLING
For JOSEPH E. USIBELLI
Proposal(s):
02. APPROVAL OF STOCK INCENTIVE PLAN. TO APPROVE THE NORTHRIM BANCORP, INC. 2004 STOCK INCENTIVE PLAN
You Voted: For This Proposal.


3/29/2004
COACHMEN INDUSTRIES
COACHMEN INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/29/2004 for holders as of 03/15/2004
CUSIP: 189873102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ROBERT J. DEPUTY
For EDWIN W. MILLER

3/29/2004
XETA TECHNOLOGIES
XETA TECHNOLOGIES, INC. Annual Meeting
Meeting Date: 04/06/2004 for holders as of 02/24/2004
CUSIP: 983909102
DIRECTORS:
You Voted: For all nominees.
For RON B. BARBER
For DONALD T. DUKE
For ROBERT D. HISRICH
For JACK R. INGRAM
For RONALD L. SIEGENTHALER
Proposal(s):
02. PROPOSAL TO APPROVE THE XETA TECHNOLOGIES 2004 OMNIBUS STOCK INCENTIVE PLAN. You Voted: For This Proposal.
03. PROPOSAL TO AMEND THE COMPANY'S 2000 STOCK OPTION PLAN TO PERMIT THE EXCHANGE OF OUTSTANDING OPTIONS FOR NEW OPTIONS OR RESTRICTED STOCK.
You Voted: For This Proposal.
04. PROPOSAL TO AMEND THE COMPANY'S FEBRUARY 1, 2000 STOCK OPTION AGREEMENT
WITH LARRY PATTERSON TO PERMIT THE EXCHANGE OF SUCH OPTION FOR RESTRICTED STOCK. You Voted: For This Proposal.
05. PROPOSAL TO RATIFY THE SELECTION OF GRANT THORNTON LLP AS INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS FOR THE 2004 FISCAL YEAR.
You Voted: For This Proposal.


3/30/2004
GEHL COMPANY
GEHL COMPANY Annual Meeting
Meeting Date: 04/23/2004 for holders as of 02/27/2004
CUSIP: 368483103
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For WILLIAM D. GEHL
For JOHN W. SPLUDE
Proposal(s):
02. APPROVAL OF THE GEHL COMPANY 2004 EQUITY INCENTIVE PLAN.
You Voted: For This Proposal.

4/5/2004
ENCORE
ENCORE WIRE CORPORATION Annual Meeting
Meeting Date: 05/04/2004 for holders as of 03/05/2004
CUSIP: 292562105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For VINCENT A. REGO
For DONALD E. COURTNEY
For DANIEL L. JONES
For THOMAS L. CUNNINGHAM
For WILLIAM R. THOMAS
For JOHN H. WILSON
For JOSEPH M. BRITO
For SCOTT D. WEAVER
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.


4/5/2004
COMMONWEALTH
COMMONWEALTH INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/23/2004 for holders as of 03/05/2004
CUSIP: 203004106
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For PAUL E. LEGO
For JOHN E. MEROW
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF
PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2004 You Voted: For This Proposal.

4/7/2004
INTERCHANGE FINANCIAL SERVICES
INTERCHANGE FINANCIAL SERVICES CORP. Annual Meeting
Meeting Date: 04/22/2004 for holders as of 03/12/2004
CUSIP: 458447109
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ANTHONY D. ANDORA
For GERALD A. CALABRESE JR
For DAVID R. FICCA
For NICHOLAS R. MARCALUS
For BENJAMIN ROSENZWEIG
For JOHN A. SCHEPISI
For JOSEPH C. PARISI
Proposal(s):
02. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS
You Voted: For This Proposal.


4/7/2004
NATIONAL HEALTH INVESTORS
NATIONAL HEALTH INVESTORS, INC. Annual Meeting
Meeting Date: 04/20/2004 for holders as of 02/20/2004
CUSIP: 63633D104
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For TED H. WELCH
For RICHARD F. LAROCHE, JR.
Proposal(s):
II. PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR
You Voted: For This Proposal.

4/7/2004
FIRST MUTUAL BANCSHARES
FIRST MUTUAL BANCSHARES, INC. Annual Meeting
Meeting Date: 04/22/2004 for holders as of 03/05/2004
CUSIP: 32190E102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For MARY CASE DUNNAM
For GEORGE W. ROWLEY, JR.
For JOHN R. VALAAS


4/7/2004
GIANT INDUSTRIES INC.
GIANT INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/29/2004 for holders as of 03/05/2004
CUSIP: 374508109
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For LARRY L. DEROIN
For RICHARD T. KALEN, JR.
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP BY THE BOARD OF DIRECTORS AS THE INDEPENDENT AUDITORS OF THE COMPANY AND ITS SUBSIDIARIES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.


4/15/2004
WALTER INDUSTRIES INC
WALTER INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/22/2004 for holders as of 03/01/2004
CUSIP: 93317Q105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For DONALD N. BOYCE
For HOWARD L. CLARK, JR.
For DON DEFOSSET
For PERRY GOLKIN
For JERRY W. KOLB
For SCOTT C. NUTTALL
For BERNARD G. RETHORE
For NEIL A. SPRINGER
For MICHAEL T. TOKARZ
Proposal(s):
02. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.
03. PROPOSAL TO APPROVE AMENDMENTS TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.
You Voted: For This Proposal.
04. PROPOSAL TO APPROVE THE AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE PLAN. You Voted: For This Proposal.

4/15/2004
ENPATH MEDICAL INC.
ENPATH MEDICAL, INC. Annual Meeting
Meeting Date: 04/29/2004 for holders as of 03/17/2004
CUSIP: 29355Y105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For THOMAS L. AUTH
For MICHAEL D. DALE
For ALBERT EMOLA
For JAMES D. HARTMAN
For TREVOR O. JONES
For RICHARD F. SAUTER
Proposal(s):
02. TO RATIFY THE APPOINTMENT OF MCGLADREY & PULLEN, LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. You Voted: For This Proposal.


4/16/2004
EDGE PETROLEUM CORPORATION
EDGE PETROLEUM CORPORATION Annual Meeting
Meeting Date: 05/05/2004 for holders as of 03/12/2004
CUSIP: 279862106
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For STANLEY S. RAPHAEL
For ROBERT W. SHOWER
For DAVID F. WORK
Proposal(s):
02. PROPOSAL TO APPROVE THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY FOR 2004.

You Voted: For This Proposal.


4/16/2004
TETRA TECHNOLOGIES INC,
TETRA TECHNOLOGIES, INC. Annual Meeting
Meeting Date: 05/12/2004 for holders as of 03/15/2004
CUSIP: 88162F105
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For RALPH S. CUNNINGHAM
For TOM H. DELIMITROS
For GEOFFREY M. HERTEL
Proposal(s):
02. TO APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR 2004.
You Voted: For This Proposal.
03. TO APPROVE THE AMENDMENT OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 40,000,000 TO 70,000,000.
You Voted: For This Proposal.
04. TO ADOPT THE TETRA TECHNOLOGIES, INC. 2004 EQUITY INCENTIVE COMPENSATION
PLAN.
You Voted: For This Proposal.


4/16/2004
LUFKIN INDUSTRIES INC,
LUFKIN INDUSTRIES, INC. Annual Meeting
Meeting Date: 05/05/2004 for holders as of 03/16/2004
CUSIP: 549764108
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For J.H. LOLLAR
For B.H. O'NEAL
For T.E. WIENER

4/16/2004
CLEAR CHANNEL COMMUNICATIONS
CLEAR CHANNEL COMMUNICATIONS, INC. Annual Meeting
Meeting Date: 04/28/2004 for holders as of 03/08/2004
CUSIP: 184502102
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For ALAN D. FELD
For THOMAS O. HICKS
For PERRY J. LEWIS
For L. LOWRY MAYS
For MARK P. MAYS
For RANDALL T. MAYS
For B.J. MCCOMBS
For PHYLLIS B. RIGGINS
For THEORDORE H. STRAUSS
For J.C. WATTS
For JOHN H. WILLIAMS
Proposal(s):
02. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2004.
You Voted: For This Proposal.


4/20/2004
YOUNG INNOVATIONS
YOUNG INNOVATIONS, INC. Annual Meeting
Meeting Date: 05/05/2004 for holders as of 03/15/2004
CUSIP: 987520103
DIRECTORS:
You Voted: For all nominees.
For GEORGE E. RICHMOND
For ALFRED E. BRENNAN
For ARTHUR L. HERBST, JR.
For RICHARD G. RICHMOND
For CRAIG E. LABARGE
For CONNIE H. DRISKO
For JAMES R. O'BRIEN
For BRIAN F. BREMER
For MARC R. SARNI

4/23/2004
MEADOWBROOK INSURANCE
MEADOWBROOK INSURANCE GROUP, INC. Annual Meeting
Meeting Date: 05/11/2004 for holders as of 03/16/2004
CUSIP: 58319P108
You elected to vote with directors' recommendations
DIRECTORS:
You Voted: For all nominees.
For JOSEPH S. DRESNER
For RALPH MILO
For DAVID K. PAGE
For HERBERT TYNER
For MERTON J. SEGAL
Proposal(s):
02. RATIFICATION OF THE APPOINTMENT OF INDEPENDENT ACCOUNTANTS.
You Voted: For This Proposal.
03. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE 1995 AND 2002 STOCK OPTION PLANS TO PERMIT RESTRICTED STOCK AWARDS.
You Voted: For This Proposal.


4/28/2004
REHABCARE GROUP
REHABCARE GROUP, INC. Annual Meeting
Meeting Date: 05/04/2004 for holders as of 03/08/2004
CUSIP: 759148109
DIRECTORS:
You Voted: For all nominees.
For W.G. ANDERSON, CPA
For C CONWAY-WELCH, PH.D.
For C. RAY HOLMAN
For JOHN H. SHORT, PH.D.
For H. EDWIN TRUSHEIM
For THEODORE M. WIGHT
Proposal(s):
02. APPROVAL OF THE REHABCARE GROUP, INC. SECOND AMENDED AND RESTATED 1996 LONG-TERM PERFORMANCE PLAN.
You Voted: For This Proposal.
03. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31,
2004.
You Voted: For This Proposal.

5/10/2004
EMBREX INC.
EMBREX, INC. Annual Meeting
Meeting Date: 05/20/2004 for holders as of 03/22/2004
CUSIP: 290817105
DIRECTORS:
You Voted: For all nominees.
For C. DANIEL BLACKSHEAR
For DAVID L. CASTALDI
For PETER J. HOLZER
For G. M. KISHORE, PH.D.
For JOHN E. KLEIN
For RANDALL L. MARCUSON
Proposal(s):
02. RATIFICATION OF THE ACTION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS IN APPOINTING ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004.
You Voted: Against This Proposal.


5/17/2004
CYTYC
CYTYC CORPORATION Annual Meeting
Meeting Date: 05/26/2004 for holders as of 04/05/2004
CUSIP: 232946103
DIRECTORS:
You Voted: For all nominees.
For WALTER E. BOOMER
For DANIEL J. LEVANGIE
For J. B. MARTIN, MD, PHD
Proposal(s):
02. TO APPROVE THE COMPANY'S 2004 OMNIBUS STOCK PLAN, WHICH PROVIDES FOR THE ISSUANCE OF UP TO 12,250,000 SHARES OF THE COMPANY'S COMMON STOCK IN THE FORM OF STOCK OPTION AND OTHER STOCK AWARDS. You Voted: For This Proposal.
03. TO APPROVE THE COMPANY'S 2004 EMPLOYEE STOCK PURCHASE PLAN, WHICH PROVIDES FOR THE ISSUANCE OF UP TO 2,000,000 SHARES OF THE COMPANY'S COMMON STOCK TO PARTICIPATING EMPLOYEES.
You Voted: For This Proposal.
04. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP, INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS, AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. You Voted: For This Proposal.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Date:  September 3, 2004

                                             Cornercap Group of Funds
                                             (Registrant)

                                              By:  /s/ Thomas E. Quinn
                                                  -----------------------
                                                  Thomas E. Quinn
                                                  President